SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)	11,825,000
Cash, FDIC Insured Amount	$ 250,000